Equity Transactions with Non-Controlling Interests - Summary of Differences Recognized from Equity Transactions (Detail) - Jaguahr Therapeutics Pte. Ltd	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Equity Transactions With Non Controlling Interests [Line Items]
Cash consideration received	$ 2,500,000
The proportionate share of the carrying amount of the net assets of the subsidiary transferred from non-controlling interests	(1,123,651)
Difference recognized from equity transaction	1,376,349
Line item adjusted for equity transaction
Adjustments relating to changes in capital surplus of associates accounted for using the equity method	$ 1,376,349